ACCOUNT RECEIVABLES - THIRD PARTIES, NET (Tables)	12 Months Ended
Dec. 31, 2023
ACCOUNT RECEIVABLES - THIRD PARTIES, NET
Schedule of accounts receivable - third parties, net

	As of December 31,
	2023	2022
	US$	US$
Accounts receivable-third parties	77,047	111
Less: Allowance for credit losses	(383)	—
Total	76,664	111

US$
Balance as of December 31, 2022	—
Impact of adoption of ASC 326	1
Balance as of January 1, 2023	1
Provisions	374
Foreign currency translation adjustment	8
Balance as of December 31, 2023	383